973 P1 0217

SUPPLEMENT DATED FEBRUARY 15, 2017

TO THE prospectus dated JULY 11, 2016

OF

Franklin K2 GLOBAL MACRO OPPORTUNITIES FUND

(Franklin Alternative Strategies Funds)

The Prospectus is amended as follows:

For the “Fund Details—Management” section, the following information is inserted into the table on page 35:

Name of Sub-Advisor	Strategy	Address of Sub-Advisor
P/E GLOBAL LLC	Systematic Macro	75 State Street, 31st Floor Boston, Massachusetts 02109

Please keep this supplement with your prospectus for future reference.

973 SA1 0217

SUPPLEMENT DATED FEBRUARY 15, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

Dated JULY 11, 2016

OF

Franklin K2 GLOBAL MACRO OPPORTUNITIES Fund

(Franklin Alternative Strategies Funds)

The Statement of Additional Information is amended as follows:

I.                  For the “Proxy Voting Policies and Procedures” section, the following is added to the end of first paragraph on page 63:

P/E GLOBAL LLC (P/E), a sub-advisor to the Fund, does not invest in securities on behalf of the Fund and therefore P/E will not be responsible for proxy voting for the Fund.

II.            For the “Management and Other Services—Sub-Advisors” section, the following paragraph is inserted at the end of the section on page 64:

P/E, 75 State Street, 31st Floor, Boston, Massachusetts, serves as a sub-advisor to a portion of the Fund’s portfolio. P/E is part of the P/E Investments group which commenced operations in 1995. P/E Strategic LLC owns 50% of P/E. Warren Naphtal and Mary Naphtal own a controlling interest in P/E Strategic LLC. P/E Investments LLC also owns 50% of P/E. P/E Capital LLC is the sole owner of P/E Investments LLC. P/E Asset Management LLC owns 75% of P/E Capital LLC. Warren Naphtal and Mary Naphtal own P/E Asset Management LLC.

Please keep this supplement with your Statement of Additional Information for future reference.